SIGNIFICANT ACCOUNTING POLICIES - Summary of right-of-use assets and operating lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Operating lease ROU assets	$ 31.4	$ 27.1
Operating lease liabilities, current	11.9	8.8
Operating lease liabilities, long-term	22.7	21.0
Total operating lease liabilities	$ 34.6	$ 29.8